Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 54,361	$ 71,439	$ 60,606	$ 94,157
Restricted cash – current	1,794	1,599	1,645	750
Restricted cash – long-term	2,672	2,672	2,672	0
Cash and cash equivalents and restricted cash	$ 58,827	$ 75,710	$ 64,923	$ 94,907